Convertible redeemable preferred shares (Schedule of Changes of Each of Convertible Redeemable Preferred Shares) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Series A Preferred Shares [Member]
Changes of convertible redeemable preferred shares
Beginning balance			935,013
Decretion to redeemable value			(485,517)
Conversion of convertible redeemable preferred shares into Class B common shares			(449,496)
Ending balance
Series B Preferred Shares [Member]
Changes of convertible redeemable preferred shares
Beginning balance			703,901
Decretion to redeemable value			(366,785)
Conversion of convertible redeemable preferred shares into Class B common shares			(337,116)
Ending balance
Series C Preferred Shares [Member]
Changes of convertible redeemable preferred shares
Beginning balance			842,020
Decretion to redeemable value			(441,573)
Conversion of convertible redeemable preferred shares into Class B common shares			(400,447)
Ending balance